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May 2, 2006

VIA EDGAR

The United States Securities
   and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Genworth Life & Annuity VA Separate Account 1
      Genworth Life and Annuity Insurance Company
      File Nos. 33-76334; 811-05343

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4) (the "Separate Account") and Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) (the "Company"), we certify that the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Post-Effective Amendment No. 32 to the Registration Statement for the Company and the Separate Account, which was filed electronically on April 7, 2006, and became effective on May 1, 2006.

Please contact the undersigned at (804) 289-3545 should you have any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas
-------------------------
Michael D. Pappas
Associate General Counsel